Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 54.5%
DWS Core Equity Fund "Institutional" (a)	384,129	9,726,147
DWS Emerging Markets Equity Fund "Institutional" (a)	42,086	795,412
DWS European Equity Fund "Institutional" (a)	96,645	1,043,764
DWS RREEF Global Infrastructure Fund "Institutional" (a)	53,113	796,165
DWS RREEF Real Estate Securities Fund "Institutional" (a)	62,173	1,372,161
DWS Small Cap Core Fund "S" (a)	30,387	803,439
Total Equity - Equity Funds (Cost $10,161,992)		14,537,088
Equity - Exchange-Traded Funds 5.6%
iShares MSCI Japan ETF	17,918	944,637
iShares MSCI Pacific ex Japan ETF	5,960	269,154
SPDR S&P Emerging Asia Pacific ETF	2,920	272,582
Total Equity - Exchange-Traded Funds (Cost $1,529,335)		1,486,373
Fixed Income - Bond Funds 18.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	38,983	353,572
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	53,997	512,971
DWS ESG Global Bond Fund "S" (a)	82,959	755,758
DWS Floating Rate Fund "Institutional" (a)	10,332	83,485
DWS Global High Income Fund "Institutional" (a)	39,274	261,174
DWS GNMA Fund "Institutional" (a)	10,434	142,002
DWS High Income Fund "Institutional" (a)	84,260	390,126
DWS Short Duration Fund "S" (a)	65,133	564,052
DWS Total Return Bond Fund "Institutional" (a)	176,467	1,881,136
Total Fixed Income - Bond Funds (Cost $4,929,242)		4,944,276
Fixed Income - Exchange-Traded Funds 16.9%
iShares Core U.S. Aggregate Bond ETF	16,302	1,799,741
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,330	281,534
iShares JP Morgan USD Emerging Markets Bond ETF	5,960	654,944
iShares TIPS Bond ETF	4,888	563,440
iShares U.S. Treasury Bond ETF	47,420	1,216,323
Total Fixed Income - Exchange-Traded Funds (Cost $4,463,395)		4,515,982
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.7%
U.S. Treasury Bills, 2.366% *, 8/15/2019 (b) (Cost $199,015)	200,000	199,075
	Shares	Value ($)
Fixed Income - Money Market Fund 4.2%
DWS Central Cash Management Government Fund, 2.40% (a) (c) (Cost $1,108,556)	1,108,556	1,108,556
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $22,391,535)	100.4	26,791,350
Other Assets and Liabilities, Net	(0.4)	(114,143)
Net Assets	100.0	26,677,207

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Equity - Equity Funds 54.5%
DWS Core Equity Fund, “Institutional” (a)
10,549,819	1,105,466	263,700	14,783	(1,680,221)	99,956	1,005,510	384,129	9,726,147
DWS Emerging Markets Equity Fund, “Institutional” (a)
544,371	276,019	—	—	(24,978)	4,019	—	42,086	795,412
DWS European Equity Fund, “Institutional” (a)
1,159,010	21,711	—	—	(136,957)	21,711	—	96,645	1,043,764
DWS RREEF Global Infrastructure Fund, “Institutional” (a)
—	773,915	—	—	22,250	2,615	—	53,113	796,165
DWS RREEF Real Estate Securities Fund, “Institutional” (a)
—	1,338,200	—	—	33,961	2,560	—	62,173	1,372,161
DWS Small Cap Core Fund, “S” (a)
1,010,541	43,276	—	—	(250,378)	3,170	40,106	30,387	803,439
Fixed Income - Bond Funds 18.5%
DWS Emerging Markets Fixed Income Fund, “Institutional” (a)
326,891	10,906	—	—	15,775	10,906	—	38,983	353,572
DWS Enhanced Commodity Strategy Fund, “Institutional” (a)
642,005	336,958	363,800	(110,044)	7,852	64,958	—	53,997	512,971
DWS ESG Global Bond Fund, “S” (a)
725,472	15,253	—	—	15,033	15,253	—	82,959	755,758
DWS Floating Rate Fund, “Institutional” (a)
81,952	2,937	—	—	(1,404)	2,937	—	10,332	83,485
DWS Global High Income Fund, “Institutional” (a)
383,551	17,386	134,300	6,980	(12,443)	13,592	3,725	39,274	261,174
DWS GNMA Fund, “Institutional” (a)
672,088	12,111	552,000	5,898	3,905	12,111	—	10,434	142,002
DWS High Income Fund, “Institutional” (a)
672,135	24,292	300,100	(9,067)	2,866	24,292	—	84,260	390,126
DWS Short Duration Fund, “S” (a)
545,883	12,288	—	—	5,881	12,288	—	65,133	564,052
DWS Total Return Bond Fund, “Institutional” (a)
1,599,764	320,355	91,700	(1,682)	54,399	48,355	—	176,467	1,881,136
Fixed Income – Money Market Fund 4.2%
DWS Central Cash Management Government Fund, 2.40% (a) (c)
985,654	4,004,153	3,881,251	—	—	14,125	—	1,108,556	1,108,556
19,899,136	8,315,226	5,586,851	(93,132)	(1,944,459)	352,848	1,049,341	2,338,928	20,589,920

* Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At May 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At May 31, 2019, open futures contracts purchased ere as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/21/2019	7	266,755	256,107	(10,648)
MSCI Emerging Market Index	USD	6/21/2019	10	549,178	500,100	(49,078)
S&P 500 E-Mini Index	USD	6/21/2019	2	283,312	275,260	(8,052)
Total unrealized depreciation						(67,778)

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$14,537,088	$—	$—	$14,537,088
Equity - Exchange-Traded Funds	1,486,373	—	—	1,486,373
Fixed Income - Bond Funds	4,944,276	—	—	4,944,276
Fixed Income - Exchange-Traded Funds	4,515,982	—	—	4,515,982
Short-Term U.S. Treasury Obligation	—	199,075	—	199,075
Fixed Income - Money Market Fund	1,108,556	—	—	1,108,556
Total	$26,592,275	$199,075	$—	$26,791,350
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(67,778)	$—	$—	$(67,778)
Total	$(67,778)	$—	$—	$(67,778)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (67,778)